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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: _____
 This Amendment (Check only one.):      [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Davis-Rea Ltd.
Address: 79 Wellington Street West, Suite 3535, PO Box 239
         Toronto, ON M5K 1J3
         CANADA

Form 13F File Number: 28- 13649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    P. Zachary Curry
Title:   Chief Operating Officer, Portfolio Manager
Phone:   416-324-2200

Signature, Place, and Date of Signing:

/s/ P. Zachary Curry              Toronto, Ontario        April 26, 2013
---------------------------  ---------------------------  -------------------
[Signature]                         [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         ------------
Form 13F Information Table Entry Total:  35
                                         ------------
Form 13F Information Table Value Total:  129,184
                                         ------------
                                         (thousands)

List of Other Included Managers: None

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                          FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                       ---------------- ----------- --------- ---------------- ---------- -------- -------------------
                                                                                                            VOTING AUTHORITY
                                                              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP     (x $1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE   SHARED NONE
--------------                 ---------------- ----------- --------- ------- --- ---- ---------- -------- ------- ------ ----

APPLE INC                      COM              037833 10 0       215     485 SH          SOLE      NONE       485
BANK OF MONTREAL               COM              063671 10 1      2556   40608 SH          SOLE      NONE     40608
BANK OF NOVA SCOTIA            COM              064149 10 7     10217  175611 SH          SOLE      NONE    175611
BCE INC                        COM NEW          05534B 76 0     12560  268891 SH          SOLE      NONE    268891
BROOKFIELD ASSET MGMT-A LV     CL A LTD VT SH   112585 10 4      6300  172529 SH          SOLE      NONE    172529
CANADIAN PACIFIC RAILWAY       COM              13645T 10 0       300    2300 SH          SOLE      NONE      2300
CDN NATURAL RESOURCES          COM              136685 10 1       856   26699 SH          SOLE      NONE     26699
CENOVUS ENERGY                 COM              15135U 10 9      7927  255992 SH          SOLE      NONE    255992
CIBC                           COM              136069 10 1       846   10793 SH          SOLE      NONE     10793
COTT CORP                      COM              22163N 10 6       269   26601 SH          SOLE      NONE     26601
DANAHER                        COM              235851 10 2      5328   85728 SH          SOLE      NONE     85728
DELCATH SYSTEMS INC            COM              24661P 10 4        36   20000 SH          SOLE      NONE     20000
ELIZABETH ARDEN                COM              28660G 10 6       229    5700 SH          SOLE      NONE      5700
EMC CORP                       COM              268648 10 2       232    9718 SH          SOLE      NONE      9718
ENBRIDGE                       COM              29250N 10 5     18980  407682 SH          SOLE      NONE    407682
EXXON MOBIL                    COM              30231G 10 2      3760   41725 SH          SOLE      NONE     41725
IMPERIAL OIL                   COM NEW          453038 90 8      4481  109657 SH          SOLE      NONE    109657
INTL BUSINESS MACHINES         COM              459200 10 1       680    3187 SH          SOLE      NONE      3187
iSHARES MSCI EAFE INDX FD      MSCI EAFE INDEX  464287 46 5       279    4729 SH          SOLE      NONE      4729
iSHARES MSCI EMG MRK INDX      MSCI EMERG MKT   464287 23 4       293    6850 SH          SOLE      NONE      6850
JOHNSON & JOHNSON              COM              478160 10 4       386    4740 SH          SOLE      NONE      4740
KINROSS GOLD                   COM NO PAR       496902 40 4     18418 2327381 SH          SOLE      NONE   2327381
MANULIFE FINANCIAL             COM              56501R 10 6       418   28363 SH          SOLE      NONE     28363
McDONALDS                      COM              580135 10 1       307    3075 SH          SOLE      NONE      3075
MICROSOFT                      COM              594918 10 4       583   20395 SH          SOLE      NONE     20395
ORACLE                         COM              68389X 10 5      8011  247778 SH          SOLE      NONE    247778
PEPSICO                        COM              713448 10 8      1234   15595 SH          SOLE      NONE     15595
POWERSHR GLD DRGN CHN PTF      GOLDEN DRG CHINA 73935X 40 1       394   20580 SH          SOLE      NONE     20580
PROCTER & GAMBLE               COM              742718 10 9       494    6415 SH          SOLE      NONE      6415
RESEARCH IN MOTION             COM              760975 10 2       211   13975 SH          SOLE      NONE     13975
ROYAL BANK OF CANADA           COM              780087 10 2      5715   94883 SH          SOLE      NONE     94883
STUDENT TRANSPORTATION         COM              86388A 10 8       109   17000 SH          SOLE      NONE     17000
SUNCOR ENERGY                  COM              867224 10 7       234    7803 SH          SOLE      NONE      7803
THOMPSON CREEK METALS          COM              884768 10 2        60   20000 SH          SOLE      NONE     20000
TORONTO DOMINION BANK          COM NEW          891160 50 9     16266  195397 SH          SOLE      NONE    195397